Share Capital - Options, Additional information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares $ / $ $ / shares	Dec. 31, 2020 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares) | shares	316,910	489,295
Weighted average exercise price (in usd per share) | $ / shares	$ 15.66	$ 15.38
Expiration period	5 years
Total fair value of options on grant date	$ 1,800
Exchange rate | $ / $	1.2677
Share-based compensation	$ 7,848	$ 9,064
Weighted average
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price of options exercised (in usd per share) | $ / shares	$ 19.01	$ 13.74
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Share-based compensation	$ 2,925	$ 3,864